Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Interest income	₩ 6,752	₩ 8,026
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	1,292,416	1,214,007
Interest income	54,215	62,058
Remeasurement	729	(2,140)
Contributions	124,921	108,224
Benefit paid	(131,031)	(90,452)
Changes in consolidation scope	(2,151)	0
Others	(44,532)	719
Ending balance	₩ 1,294,567	₩ 1,292,416